Land Use Rights, Net	12 Months Ended
Dec. 31, 2020
Land Use Rights Net [Abstract]
Land Use Rights, Net
12.	LAND USE RIGHTS, NET

In 2020, the Group obtained a land use right in Foshan from the local authorities. Amortization of the land use right is made over the remaining term of the land use right period from the date when the land was made available for use by the Group. The land use rights are summarized as follows:

As of December 31, 2020
RMB
Land use rights	63,618
Less: Accumulated amortization	(636)
Land use right, net	62,982

The total amortization expense for the year ended December 31, 2020 amounted to approximately RMB636.